SEGMENT REPORTING	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
NOTE 20:-     SEGMENT REPORTING

a.	General:

The Company's segment information has been prepared in accordance with ASC 280, "Segment Reporting." Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the Company's chief operating decision-maker (CODM) in deciding how to allocate resources and assess performance. The Company's CODM is a combination of both its Chief Executive Officer and its Chief Financial Officer, who evaluates the Company's performance and allocates resources based on segment revenues and operating loss.

b.	The CODM evaluates the financial information under two reportable segments in accordance with ASC 280. The Company's operating segments are as follows:

1.
Professional Aesthetic Devices (PAD), in which the Company engaged in research, development marketing and sales of aesthetic medical equipment for the treatment of body and face for dermatologists, plastic surgeons and other qualified practitioners worldwide (professional market).

2.
Emerging Business Units (EBU), includes Syneron Beauty, RBT, Light Instruments and Fluorinex products. The Company provides these products in various countries throughout North America, Europe, Israel and Asia Pacific.

Following the deconsolidation of Syneron Beauty, effective January 1, 2014 the Company has eliminated the Emerging Business Unit and intends to operate going forward with a single business unit.

c.	Financial data relating to reportable operating segments:

The following financial information is the information that management uses for analyzing its results. The Company presents the segment information based on its reporting business units.

Segment operating loss is defined as loss from operations. Expenses included in segment operating loss consist principally of cost of revenues, selling and marketing costs, general and administrative costs and research and development costs.

The tables below present financial information for the Company's two reportable segments:

	Year ended December 31, 2013
	PAD	EBU	Total

Revenues from external customers	226,445	30,470	256,915
Operating income (loss)	6,996	(13,115)	(6,119)
Financial income (expenses), net	280	(254)	26
Income (loss) before taxes on income	7,276	(13,369)	(6,093)
Segment goodwill	15,321	5,655	20,976
Segment identifiable assets	277,871	6,630	284,501

	Year ended December 31, 2012
	PAD	EBU	Total

Revenues from external customers	236,516	27,106	263,622
Operating income (loss)	7,802	(15,570)	(7,768)
Financial income (expenses), net	1,199	(274)	925
Income (loss) before taxes on income	9,001	(15,844)	(6,843)
Segment goodwill	14,935	10,284	25,219
Segment identifiable assets	270,420	23,459	293,879

	Year ended December 31, 2011
	PAD	EBU	Total

Revenues from external customers	$208,280	$20,041	$228,321
Operating loss	(31,422)	(17,434)	(48,856)
Financial income (expenses), net	1,226	(211)	1,015
Other income	35	-	35
Loss before taxes on income	(30,161)	(17,645)	(47,806)
Segment goodwill	8,206	10,661	18,867
Segment identifiable assets	$284,198	$19,946	$304,144

d.	Financial data relating to geographic areas:

The Company's total revenues are attributed to geographic areas based on the location of the end customer.

The following table presents total revenues and long lived assets for the years ended December 31, 2013, 2012 and 2011. Other than as shown, no foreign country contributed materially to revenues or long-lived assets for these periods.

	2013		2012		2011
	Total revenue	Long-lived assets	Total revenue	Long-lived assets	Total revenue	Long-lived assets

North America	$90,618	$2,917	$93,247	$3,467	$78,525	$1,924
Europe and Middle East (excluding Israel)	87,539	407	86,436	399	78,182	345
Asia Pacific	39,744	76	41,423	95	30,489	122
Japan	26,409	12	30,816	17	29,572	22
Israel	4,620	3,191	3,924	2,170	5,050	1,742
Others	7,985	-	7,776	-	6,503	-

	$256,915	$6,603	$263,622	$6,148	$228,321	$4,155

e.	Significant customers:

No major customer accounted for more than 10% of the Company's consolidated revenues for the years ended December 31, 2013, 2012 and 2011.